CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Apr. 03, 2014	Dec. 31, 2013	Dec. 16, 2008	Dec. 15, 2008
Current assets:
Accounts receivable, net of allowance for doubtful accounts	$ 23,184,239		$ 15,001,222
Prepaid expenses and other current assets	8,730,124		3,497,332
Deferred income tax assets	2,055,596		1,546,213
Accounts receivable, net of allowance for doubtful accounts	1,488,251		415,881
Property and equipment, net	13,373,950		12,805,567
Other non-current assets	2,314,293		2,105,832
Current liabilities:
Accounts payable	319,138		217,451
Income taxes payable	5,394,036		3,012,165
Accrued expenses and other current liabilities	8,439,410		6,617,558
Other non-current liabilities	1,637,756		243,555
Ordinary shares
Ordinary shares, par value	$ 0.001			$ 0.001
Authorized	1,000,000,000			90,000,000	9,000,000
Issued	52,445,782			13,580,000	1,358,000
Outstanding	52,445,782	50,657,389		13,580,000	1,358,000
Common Class A [Member]
Ordinary shares
Ordinary shares, par value	$ 0.001
Authorized	860,000,000
Issued	23,712,758
Outstanding	23,712,758	16,800,000
Common Class B [Member]
Ordinary shares
Ordinary shares, par value	$ 0.001		$ 0.001
Authorized	40,000,000		40,000,000
Issued	28,733,024		12,226,558
Outstanding	28,733,024	33,857,389	12,226,558
VIE [Member]
Current assets:
Cash	243,292		186,698
Accounts receivable, net of allowance for doubtful accounts			530,826
Prepaid expenses and other current assets	25,166		96,980
Deferred income tax assets			484,699
Accounts receivable, net of allowance for doubtful accounts			64,325
Property and equipment, net	19,582		974,295
Other non-current assets			3,850
Current liabilities:
Accounts payable			16,287
Income taxes payable	616,515		590,281
Accrued expenses and other current liabilities	103,231		421,531
Other non-current liabilities	$ 43,664		$ 20,541